OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
OTHER NON-CURRENT ASSETS [Abstract]
Schedule of Other Non-current Assets

(in thousands of $)	2020	2019
Other non-current assets	746	1,494
Non-current prepayment (note 26)	3,443	—
Mark-to-market interest rate swaps valuation (note 24)	—	1,285
	4,189	2,779